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                                    [GRAPHIC]

                                                               NATIONWIDE(R) VLI
                                                                Separate Account

                                                                   Annual Report
                                                               December 31, 2003

--------------------------------------------------------------------------------
                                       Investment/Life(R)
                                              VAN KAMPEN/
                        NATIONWIDE LIFE INSURANCE COMPANY

VLO-185-12/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide VLI Separate Account.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                               /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 12, 2004

                                       3

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                                       4

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                         NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:

   Investments in Van Kampen Life Investment Trust, at fair value:

      Van Kampen LIT - Emerging Growth Fund (VKEmGr)
         149,522 shares (cost $4,082,977) ........................   $ 3,634,889

      Van Kampen LIT - Enterprise Fund (VKEnt)
         2,493,460 shares (cost $39,806,916) .....................    32,714,194

      Van Kampen LIT - Government Fund (VKGov)
         4,276,126 shares (cost $38,009,731) .....................    40,837,003

      Van Kampen LIT - Money Market Fund (VKMMkt)
         5,588,643 shares (cost $5,588,643) ......................     5,588,643

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         120,019 shares (cost $1,559,083) ........................     1,869,895
                                                                     -----------
            Total Investments ....................................    84,644,624

   Accounts Receivable ...........................................        87,924
                                                                     -----------
            Total Assets .........................................    84,732,548

Accounts Payable .................................................            --
                                                                     -----------
Contract Owners Equity (note 7) ..................................   $84,732,548
                                                                     ===========

See accompanying notes to financial statements.

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                                       5

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NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                           Total        VKEmGr       VKEnt        VKGov       VKMMkt     VKUSRealEst
                                                       ------------   ---------   ----------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $  2,165,860          --      151,957    1,978,088       35,815          --
   Mortality and expense risk charges (note 3) .....       (420,329)    (14,673)    (148,920)    (216,440)     (33,207)     (7,089)
                                                       ------------   ---------   ----------   ----------   ----------     -------
      Net investment income (loss) .................      1,745,531     (14,673)       3,037    1,761,648        2,608      (7,089)
                                                       ------------   ---------   ----------   ----------   ----------     -------

   Proceeds from mutual fund shares sold ...........     10,383,560     428,362    2,814,921    5,247,639    1,798,653      93,985
   Cost of mutual fund shares sold .................    (12,108,424)   (777,645)  (4,362,993)  (5,080,336)  (1,798,653)    (88,797)
                                                       ------------   ---------   ----------   ----------   ----------     -------
      Realized gain (loss) on investments ..........     (1,724,864)   (349,283)  (1,548,072)     167,303           --       5,188
   Change in unrealized gain (loss)
      on investments ...............................      8,424,112   1,053,208    8,316,981   (1,401,807)          --     455,730
                                                       ------------   ---------   ----------   ----------   ----------     -------
      Net gain (loss) on investments ...............      6,699,248     703,925    6,768,909   (1,234,504)          --     460,918
                                                       ------------   ---------   ----------   ----------   ----------     -------
   Reinvested capital gains ........................             --          --           --           --           --          --
                                                       ------------   ---------   ----------   ----------   ----------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $  8,444,779     689,252    6,771,946      527,144        2,608     453,829
                                                       ============   =========   ==========   ==========   ==========     =======

See accompanying notes to financial statements.

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                                       6

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NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                          Total                  VKAAlloc
                                                -------------------------   ------------------
                                                    2003          2002      2003       2002
                                                -----------   -----------   ----   -----------
Investment activity:
   Net investment income (loss) .............   $ 1,745,531     2,443,298     --       682,257
   Realized gain (loss) on investments ......    (1,724,864)   (6,415,086)    --    (4,054,887)
   Change in unrealized gain (loss)
      on investments ........................     8,424,112    (4,498,442)    --     2,804,555
   Reinvested capital gains .................            --       159,551     --       123,683
                                                -----------   -----------    ---   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     8,444,779    (8,310,679)    --      (444,392)
                                                -----------   -----------    ---   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............        (2,770)        3,857     --         8,866
   Transfers between funds ..................            --            --     --   (18,531,499)
   Surrenders (note 6) ......................    (9,500,525)   (8,044,716)    --      (572,112)
   Death benefits (note 4) ..................    (4,066,994)   (1,795,365)    --            --
   Net policy repayments (loans) (note 5) ...     7,126,476     4,577,297     --      (304,227)
   Deductions for surrender charges
      (note 2d) .............................            --            --     --            --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (564,587)     (861,686)    --       (57,721)
                                                -----------   -----------    ---   -----------
         Net equity transactions ............    (7,008,400)   (6,120,613)    --   (19,456,693)
                                                -----------   -----------    ---   -----------

Net change in contract owners' equity .......     1,436,379   (14,431,292)    --   (19,901,085)
Contract owners' equity beginning
   of period ................................    83,296,169    97,727,461     --    19,901,085
                                                -----------   -----------    ---   -----------
Contract owners' equity end of period .......   $84,732,548    83,296,169     --            --
                                                ===========   ===========    ===   ===========

CHANGES IN UNITS:
   Beginning units ..........................     3,162,811     3,405,314     --       580,720
                                                -----------   -----------    ---   -----------
   Units purchased ..........................       238,415       756,372     --         2,345
   Units redeemed ...........................      (495,011)     (998,875)    --      (583,065)
                                                -----------   -----------    ---   -----------
   Ending units .............................     2,906,215     3,162,811     --            --
                                                ===========   ===========    ===   ===========

                                                     VKDomInc               VKEmGr
                                                -----------------   ----------------------
                                                2003      2002         2003        2002
                                                ----   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) .............     --       91,592     (14,673)      (4,222)
   Realized gain (loss) on investments ......     --      (96,353)   (349,283)    (674,449)
   Change in unrealized gain (loss)
      on investments ........................     --         (593)  1,053,208     (349,818)
   Reinvested capital gains .................     --           --          --           --
                                                 ---   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     --       (5,354)    689,252   (1,028,489)
                                                 ---   ----------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     --           (5)     (2,842)      (2,155)
   Transfers between funds ..................     --   (1,134,472)    725,449      356,355
   Surrenders (note 6) ......................     --            2    (234,069)    (391,380)
   Death benefits (note 4) ..................     --           --    (997,837)          --
   Net policy repayments (loans) (note 5) ...     --      (91,348)  1,287,972      511,356
   Deductions for surrender charges
      (note 2d) .............................     --           --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     --      (38,128)   (285,944)    (335,024)
                                                 ---   ----------   ---------   ----------
         Net equity transactions ............     --   (1,263,951)    492,729      139,152
                                                 ---   ----------   ---------   ----------

Net change in contract owners' equity .......     --   (1,269,305)  1,181,981     (889,337)
Contract owners' equity beginning
   of period ................................     --    1,269,305   2,452,928    3,342,265
                                                 ---   ----------   ---------   ----------
Contract owners' equity end of period .......     --           --   3,634,909    2,452,928
                                                 ===   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     --       52,128     133,060      121,757
                                                 ---   ----------   ---------   ----------
   Units purchased ..........................     --          305      40,243       27,411
   Units redeemed ...........................     --      (52,433)    (17,703)     (16,108)
                                                 ---   ----------   ---------   ----------
   Ending units .............................     --           --     155,600      133,060
                                                 ===   ==========   =========   ==========

                                                                     (Continued)

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NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           VKEnt                 VKGlobEq
                                                -------------------------   -----------------
                                                    2003          2002      2003      2002
                                                -----------   -----------   ----   ----------
Investment activity:
   Net investment income (loss) .............   $     3,037       (52,838)   --         3,884
   Realized gain (loss) on investments ......    (1,548,072)   (1,243,597)   --      (519,153)
   Change in unrealized gain (loss)
      on investments ........................     8,316,981    (9,263,429)   --       486,519
   Reinvested capital gains .................            --            --    --         7,167
                                                -----------   -----------   ---    ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     6,771,946   (10,559,864)   --       (21,583)
                                                -----------   -----------   ---    ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............        (1,318)       10,230    --         4,397
   Transfers between funds ..................        79,574    17,501,839    --    (1,079,549)
   Surrenders (note 6) ......................    (3,248,050)   (2,040,282)   --       (25,815)
   Death benefits (note 4) ..................      (700,132)     (655,457)   --            --
   Net policy repayments (loans) (note 5) ...     2,170,849       656,846    --         2,016
   Deductions for surrender charges
      (note 2d) .............................            --            --    --            --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (281,682)     (206,678)   --       (13,144)
                                                -----------   -----------   ---    ----------
         Net equity transactions ............    (1,980,759)   15,266,498    --    (1,112,095)
                                                -----------   -----------   ---    ----------
Net change in contract owners' equity .......     4,791,187     4,706,634    --    (1,133,678)
Contract owners' equity beginning
   of period ................................    28,008,039    23,301,405    --     1,133,678
                                                -----------   -----------   ---    ----------
Contract owners' equity end of period .......   $32,799,226    28,008,039    --            --
                                                ===========   ===========   ===    ==========
CHANGES IN UNITS:
   Beginning units ..........................     1,049,791       614,371    --        73,605
                                                -----------   -----------   ---    ----------
   Units purchased ..........................        65,783       535,023    --           862
   Units redeemed ...........................      (134,639)      (99,603)   --       (74,467)
                                                -----------   -----------   ---    ----------
   Ending units .............................       980,935     1,049,791    --            --
                                                ===========   ===========   ===    ==========

                                                         VKGov                     VKMMkt
                                                -----------------------   ----------------------
                                                   2003         2002         2003         2002
                                                ----------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) .............    1,761,648    1,641,368        2,608      49,140
   Realized gain (loss) on investments ......      167,303      140,877           --          --
   Change in unrealized gain (loss)
      on investments ........................   (1,401,807)   1,994,106           --          --
   Reinvested capital gains .................           --           --           --          --
                                                ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      527,144    3,776,351        2,608      49,140
                                                ----------   ----------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............        1,985      (18,168)        (604)         16
   Transfers between funds ..................     (451,931)   1,597,469     (660,257)    375,917
   Surrenders (note 6) ......................   (4,671,022)  (3,850,531)  (1,187,970)   (975,852)
   Death benefits (note 4) ..................   (2,351,291)  (1,033,653)          --    (106,255)
   Net policy repayments (loans) (note 5) ...    2,979,301    3,017,483      576,003     742,734
   Deductions for surrender charges
      (note 2d) .............................           --           --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (124,241)     (63,925)     114,537    (125,880)
                                                ----------   ----------   ----------   ---------
         Net equity transactions ............   (4,617,199)    (351,325)  (1,158,291)    (89,320)
                                                ----------   ----------   ----------   ---------
Net change in contract owners' equity .......   (4,090,055)   3,425,026   (1,155,683)    (40,180)
Contract owners' equity beginning
   of period ................................   44,929,934   41,504,908    6,744,305   6,784,485
                                                ----------   ----------   ----------   ---------
Contract owners' equity end of period .......   40,839,879   44,929,934    5,588,622   6,744,305
                                                ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ..........................    1,589,288    1,600,386      335,788     339,464
                                                ----------   ----------   ----------   ---------
   Units purchased ..........................      106,403      106,909       13,182      42,251
   Units redeemed ...........................     (269,712)    (118,007)     (69,876)    (45,927)
                                                ----------   ----------   ----------   ---------
   Ending units .............................    1,425,979    1,589,288      279,094     335,788
                                                ==========   ==========   ==========   =========

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NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                               VKUSRealEst
                                                         ----------------------
                                                            2003         2002
                                                         ----------   ---------
Investment activity:
   Net investment income (loss) ......................   $   (7,089)     32,117
   Realized gain (loss) on investments ...............        5,188      32,476
   Change in unrealized gain (loss)
      on investments .................................      455,730    (169,782)
   Reinvested capital gains ..........................           --      28,701
                                                         ----------   ---------
      Net increase (decrease) in contract
   owners' equity resulting from
   operations ........................................      453,829     (76,488)
                                                         ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .......................            9         676
   Transfers between funds ...........................      307,165     913,940
   Surrenders (note 6) ...............................     (159,414)   (188,746)
   Death benefits (note 4) ...........................      (17,734)         --
   Net policy repayments (loans) (note 5) ............      112,351      42,437
   Deductions for surrender charges
      (note 2d) ......................................           --          --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ...............................       12,743     (21,186)
                                                         ----------   ---------
         Net equity transactions .....................      255,120     747,121
                                                         ----------   ---------
Net change in contract owners' equity ................      708,949     670,633
Contract owners' equity beginning
   of period .........................................    1,160,963     490,330
                                                         ----------   ---------
Contract owners' equity end of period ................   $1,869,912   1,160,963
                                                         ==========   =========

CHANGES IN UNITS:
   Beginning units ...................................       54,884      22,883
                                                         ----------   ---------
   Units purchased ...................................       12,804      41,266
   Units redeemed ....................................       (3,081)     (9,265)
                                                         ----------   ---------
   Ending units ......................................       64,607      54,884
                                                         ==========   =========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                         NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                            December 31,2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage com-munity; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds as of December 31, 2003;
               Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);
                    Van Kampen LIT - Emerging Growth Fund (VKEmGr)
                    Van Kampen LIT - Enterprise Fund (VKEnt)
                    Van Kampen LIT - Government Fund (VKGov)
                    Van Kampen LIT - Money Market Fund (VKMMkt)
               Fund of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst) (formerly Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio)

          At December 31, 2003, contract owners have invested in all of the above funds.

          Effective in April, 2002, due to the liquidating of underlying mutual fund assets at Van Kampen Life Investment Trust, the following underlying sub account options were made unavailable in the Account:

               Van Kampen LIT - Asset Allocation Fund (VKAAlloc);
               Van Kampen LIT - Domestic Income Fund (VKDomInc);
               Van Kampen LIT - Global Equity Fund (VKGlobEq).

          Contract owners were given 90 days to exchange their units from the above underlying sub account options to any other available sub account options in the Account. If instructions were not received from individual contractholders by the end of the 90-day notice period, the remaining units were transferred as follows:

               Van Kampen LIT - Asset Allocation Fund to Van Kampen LIT - Enterprise Fund (VKEnt);
               Van Kampen LIT - Domestic Income Fund to Van Kampen LIT - Government Fund (VKGov);
               Van Kampen LIT - Global Equity Fund to Van Kampen LIT - Money Market Fund (VKMMkt).

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT

(2) Policy Charges

     (a)  Deductions from Premiums

          For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

          Contracts issued prior to April 16, 1990:
               Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

          Contracts issued on or after April 16, 1990:
             Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
             Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $1.50 per year per $1,000 to cover underwriting and administration costs and $0.54 per year per $1,000 to cover sales costs.

          The above charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of 0.95% during the first ten policy years, and 0.50% thereafter (Reduced
     Fee). A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30%.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 2003:

                                            Total    VKEmGr    VKEnt     VKGov     VKMMkt
                                          --------   ------   -------   -------   -------
     Single Premium contracts issued
        on or after April 16, 1990 ....   $414,395   14,314   147,702   215,513    29,777
     Multiple Payment and Flexible
        Premium contracts .............      4,565       82       481       572     3,430
     Reduced Fee ......................      1,369      277       737       355        --
                                          --------   ------   -------   -------    ------
           Total ......................   $420,329   14,673   148,920   216,440    33,207
                                          ========   ======   =======   =======    ======

                                          VKUSRealEst
                                          -----------
     Single Premium contracts issued
        on or after April 16, 1990 ....      $7,089
     Multiple Payment and Flexible
        Premium contracts .............          --
     Reduced Fee ......................          --
                                             ------
           Total ......................      $7,089
                                             ======

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during the first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 5.0% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 5.1% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

                                                                     (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, total loan repayments and exchanges to the Account from the fixed account were $9,122,100 and $7,310,750, respectively, and total loans and exchanges from the Account to the fixed account were $1,918,500 and $2,616,570, respectively.

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2003.

                                                      Contract                                             Investment
                                                       Expense                  Unit         Contract        Income      Total
                                                        Rate*      Units     Fair Value   Owners' Equity      Ratio**   Return***
                                                      --------   ---------   ----------   --------------   ----------   ---------
     Single Premium contracts issued prior to
        April 16, 1990 (policy years 11
        and thereafter)
        Van Kampen LIT - Asset Allocation Fund
           2001 ...................................     0.50%      574,263   $34.355825    $19,729,279        4.05%       -2.09%
           2000 ...................................     0.50%      632,194    35.088101     22,182,487        3.91%       -1.06%
           1999 ...................................     0.50%      739,841    35.463700     26,237,499        3.40%        4.42%
        Van Kampen LIT - Domestic Income Fund
           2001 ...................................     0.50%       51,720    24.359872      1,259,893        6.82%        9.42%
           2000 ...................................     0.50%       54,417    22.262237      1,211,444        8.12%        5.60%
           1999 ...................................     0.50%       59,529    21.081008      1,254,931        6.73%       -2.04%
        Van Kampen LIT - Emerging Growth Fund
           2003 ...................................     0.50%      154,582    23.368945      3,612,418        0.00%       26.71%
           2002 ...................................     0.50%      130,494    18.442857      2,406,682        0.30%      -32.82%
           2001 ...................................     0.50%      121,395    27.453840      3,332,759        0.10%      -31.84%
           2000 ...................................     0.50%      136,449    40.276202      5,495,647        0.00%      -10.60%
           1999 ...................................     0.50%      154,492    45.052150      6,960,197        0.00%      103.36%
        Van Kampen LIT - Enterprise Fund
           2003 ...................................     0.50%      977,608    33.454750     32,705,631        0.51%       25.25%
           2002 ...................................     0.50%    1,043,372    26.710140     27,868,612        0.35%      -29.68%
           2001 ...................................     0.50%      609,563    37.985117     23,154,322        0.19%      -20.82%
           2000 ...................................     0.50%      668,728    47.973017     32,080,900        0.20%      -15.06%
           1999 ...................................     0.50%      759,568    56.478127     42,898,978        0.28%       25.22%
        Van Kampen LIT - Global Equity Fund
           2001 ...................................     0.50%       73,350    15.404703      1,129,935        0.00%      -15.39%
           2000 ...................................     0.50%       77,932    18.207194      1,418,923        1.42%      -15.24%
           1999 ...................................     0.50%       84,026    21.480044      1,804,882        0.22%       29.41%
        Van Kampen LIT - Government Fund
           2003 ...................................     0.50%    1,421,996    28.650758     40,741,263        4.58%        1.24%
           2002 ...................................     0.50%    1,581,163    28.300411     44,747,563        4.30%        9.07%
           2001 ...................................     0.50%    1,595,659    25.947594     41,403,512        5.65%        6.38%
           2000 ...................................     0.50%    1,654,064    24.390303     40,343,122        6.11%       11.85%
           1999 ...................................     0.50%    1,829,463    21.806759     39,894,659        4.95%       -3.84%
        Van Kampen LIT - Money Market Fund
           2003 ...................................     0.50%      261,220    20.420120      5,334,144        0.58%        0.07%
           2002 ...................................     0.50%      318,016    20.405966      6,489,424        1.29%        0.72%
           2001 ...................................     0.50%      322,892    20.261037      6,542,127        3.55%        3.17%
           2000 ...................................     0.50%      366,218    19.638117      7,191,832        5.72%        5.55%
           1999 ...................................     0.50%      358,251    18.606015      6,665,623        5.05%        4.12%
        Van Kampen UIF - U.S. Real Estate Portfolio
           2003 ...................................     0.50%       64,607    28.942872      1,869,912        0.00%       36.83%
           2002 ...................................     0.50%       54,884    21.153029      1,160,963        4.55%       -1.28%
           2001 ...................................     0.50%       22,883    21.427704        490,330        4.01%        9.29%
           2000 ...................................     0.50%       20,880    19.606131        409,376        7.95%        4.17%
           1999 ...................................     0.50%       22,446    15.386733        345,371        6.89%       -3.85%
     Multiple Payment contracts and
        Flexible Premium contracts
        Van Kampen LIT - Asset Allocation Fund
           2001 ...................................     0.80%        5,005    26.122489        130,743        4.05%       -2.38%
           2000 ...................................     0.80%        4,894    26.759924        130,963        3.91%       -1.35%
           1999 ...................................     0.80%        4,721    27.127166        128,067        3.40%        4.10%
        Van Kampen LIT - Emerging Growth Fund
           2003 ...................................     0.80%          149    22.865645          3,407        0.00%       26.33%
           2002 ...................................     0.80%        2,226    18.099781         40,290        0.30%      -33.02%

                                                                     (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT

                                                      Contract                                         Investment
                                                       Expense              Unit         Contract        Income      Total
                                                        Rate*    Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                      --------   -----   ----------   --------------   ----------   ---------
        Van Kampen LIT - Enterprise Fund
           2003 ...................................     0.80%    1,562   $26.368770      $ 41,188         0.51%       24.88%
           2002 ...................................     0.80%    5,022    21.115891       106,044         0.35%      -29.89%
           2001 ...................................     0.80%    4,260    30.119826       128,310         0.19%      -21.06%
           2000 ...................................     0.80%    4,199    38.154798       160,212         0.20%      -15.31%
           1999 ...................................     0.80%    4,201    45.053542       189,270         0.28%       24.85%

        Van Kampen LIT - Government Fund
           2003 ...................................     0.80%      156    20.601507         3,214         4.58%        0.93%
           2002 ...................................     0.80%    3,005    20.410749        61,334         4.30%        8.74%

     Single Premium contracts issued prior to
        April 16, 1990 (policy years 1 through 10)
        Van Kampen LIT - Emerging Growth Fund
           2003 ...................................     0.95%       61    22.576045         1,377         0.00%       26.14%
           2002 ...................................     0.95%       61    17.897336         1,092         0.30%      -33.12%
           2001 ...................................     0.95%       61    26.762212         1,632         0.10%      -32.14%
           2000 ...................................     0.95%       61    39.440156         2,406         0.00%      -11.00%
           1999 ...................................     0.95%       61    44.315060         2,703         0.00%      102.45%

        Van Kampen LIT - Government Fund
           2003 ...................................     0.95%    2,380    27.677182        65,872         4.58%        0.78%
           2002 ...................................     0.95%    2,380    27.462076        65,360         4.30%        8.58%
           2001 ...................................     0.95%    1,938    25.292479        49,017         5.65%        5.90%
           2000 ...................................     0.95%    1,938    23.882288        46,284         6.11%       11.35%
           1999 ...................................     0.95%      181    21.448313         3,882         4.95%       -4.27%

        Van Kampen LIT - Money Market Fund
           2001 ...................................     0.95%      830    19.750753        16,393         3.55%        2.71%
           2000 ...................................     0.95%      830    19.230324        15,961         5.72%        5.08%

     Single Premium contracts issued on or after
        April 16, 1990
        Van Kampen LIT - Asset Allocation Fund
           2001 ...................................     1.30%    1,452    28.280541        41,063         4.05%       -2.87%
           2000 ...................................     1.30%    4,714    29.116747       137,256         3.91%       -1.84%
           1999 ...................................     1.30%    8,868    29.663447       263,055         3.40%        3.58%

        Van Kampen LIT - Domestic Income Fund
           2001 ...................................     1.30%      408    23.069404         9,412         6.82%        8.55%
           2000 ...................................     1.30%    2,009    21.253101        42,697         8.12%        4.77%
           1999 ...................................     1.30%    2,038    20.286172        41,343         6.73%       -2.82%

        Van Kampen LIT - Emerging Growth Fund
           2003 ...................................     1.30%      808    21.914572        17,707         0.00%       25.70%
           2002 ...................................     1.30%      279    17.433772         4,864         0.30%      -33.36%
           2001 ...................................     1.30%      301    26.160663         7,874         0.10%      -32.38%
           2000 ...................................     1.30%      665    38.689993        25,729         0.00%      -11.31%
           1999 ...................................     1.30%      223    43.623938         9,728         0.00%      101.74%

        Van Kampen LIT - Enterprise Fund
           2003 ...................................     1.30%    1,765    29.692096        52,407         0.51%       24.25%
           2002 ...................................     1.30%    1,397    23.896221        33,383         0.35%      -30.24%
           2001 ...................................     1.30%      548    34.256946        18,773         0.19%      -21.46%
           2000 ...................................     1.30%    2,239    43.614811        97,654         0.20%      -15.73%
           1999 ...................................     1.30%    2,231    51.757655       115,471         0.28%       24.22%

        Van Kampen LIT - Global Equity Fund
           2001 ...................................     1.30%      255    14.679267         3,743         0.00%      -16.07%
           2000 ...................................     1.30%      269    17.490153         4,705         1.42%      -15.91%
           1999 ...................................     1.30%      278    20.798972         5,782         0.22%       28.38%

        Van Kampen LIT - Government Fund
           2003 ...................................     1.30%    1,447    20.407835        29,530         4.58%        0.43%
           2002 ...................................     1.30%    2,740    20.320238        55,677         4.30%        8.20%
           2001 ...................................     1.30%    2,789    18.780467        52,379         5.65%        5.53%
           2000 ...................................     1.30%    3,182    17.795847        56,626         6.11%       10.96%
           1999 ...................................     1.30%    1,452    16.037897        23,287         4.95%       -4.61%

                                                      Contract                                          Investment
                                                       Expense               Unit         Contract        Income       Total
                                                        Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                      --------   ------   ----------   --------------   ----------   ---------
        Van Kampen LIT - Money Market Fund
           2003 ...................................     1.30%    17,874   $14.237315    $    254,478       0.58%      -0.73%
           2002 ...................................     1.30%    17,772    14.341737         254,881       1.29%      -0.09%
           2001 ...................................     1.30%    15,742    14.354254         225,965       3.55%       2.35%
           2000 ...................................     1.30%        14    14.025288             196       5.72%       4.71%
           1999 ...................................     1.30%     3,607    13.394302          48,313       5.05%       3.29%

        Van Kampen UIF - U.S. Real Estate Portfolio
           1999 ...................................     1.30%        92    14.898574           1,371       6.89%      -4.62%
                                                                                       ------------

     Contract Owners' Equity Total By Year

        2003 ......................................................................    $ 84,732,548
                                                                                       ============
        2002 ......................................................................    $ 83,296,169
                                                                                       ============
        2001 ......................................................................    $ 97,727,461
                                                                                       ============
        2000 ......................................................................    $111,054,420
                                                                                       ============
        1999 ......................................................................    $126,894,412
                                                                                       ============

     * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY                                   ------------
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220        PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE
                                                                    ------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company